Lease obligations - Lease payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	$ 983,704
Interest component	228,521
Lease obligations	755,183
2026
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	158,459
Interest component	45,330
Lease obligations	113,129
2027
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	137,055
Interest component	38,990
Lease obligations	98,065
2028
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	126,705
Interest component	31,467
Lease obligations	95,238
2029
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	116,626
Interest component	24,701
Lease obligations	91,925
2030
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	89,625
Interest component	19,071
Lease obligations	70,554
Thereafter
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	355,234
Interest component	68,962
Lease obligations	$ 286,272